RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTIES
Schedule of benefits to directors

	Year ended December 31,
	2024	2023	2022

Compensation to directors not employed by the Company or on its behalf	$75	$95	$60
Share-based payments to directors not employed by the Company or on its behalf	158	58	-
	$233	$153	$60
Number of directors that received the above compensation by the Company	5	4	2

Schedule of compensation of key management personnel

	Year ended December 31,
	2024	2023	2022
Short-term employee benefits	$1,595	$1,976	$1,872
Share-based payments	1,066	1,953	758
Post-employment benefits	283	—	22
	$2,944	$3,929	$2,652
Number of key officers	7	7	7